Schedule of Cost of Revenue (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total cost of revenue		₪ 203,252	₪ 247,214	₪ 229,727
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		2,105	8,401	6,567
Farm operating expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		7,399	12,132	13,673
Purchases [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		211,112	240,765	282,029
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		4,543	5,295	4,780
Changes in inventory [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	[1]	₪ (21,907)	₪ (19,379)	₪ (77,322)

[1]	In 2024, the Company recorded inventory impairment in the total amount of NIS 16 million.